BORROWINGS - Short term borrowings (Details)	1 Months Ended
	Jul. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jul. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Borrowings from Bank of Jiangsu Co., Ltd
Short-term debt
Amount borrowed					¥ 20,000,000												$ 2,871,665
Term of the debt					1 year
Interest rate (as a percent)					3.70%												3.70%
Borrowings from Bank of Ningbo Co., Ltd
Short-term debt
Amount borrowed	¥ 10,000,000		¥ 10,000,000								¥ 5,000,000			$ 1,411,891									$ 766,295
Term of the debt		1 year									1 year
Interest rate (as a percent)		3.80%									4.20%			3.80%									4.20%
Borrowings from Agricultural Bank of China Limited
Short-term debt
Amount borrowed								¥ 10,000,000	¥ 9,900,000			¥ 10,000,000			$ 1,411,891					$ 1,568,455	$ 1,552,771			$ 1,532,591
Term of the debt			1 year					1 year	1 year			1 year
Interest rate (as a percent)			3.90%					4.05%	4.05%			4.20%			3.90%					4.05%	4.05%			4.20%
China Merchants Bank Co., Ltd
Short-term debt
Amount borrowed						¥ 20,100,000	¥ 9,900,000			¥ 5,000,000			$ 1,411,891					$ 2,886,024	$ 1,421,474			$ 770,962
Term of the debt	1 year					1 year	1 year			1 year
Interest rate (as a percent)	3.85%					3.70%	3.90%			4.10%			3.85%					3.70%	3.90%			4.10%
China Merchants Bank Co., Ltd., two
Short-term debt
Amount borrowed										¥ 5,000,000												$ 770,962
Term of the debt										1 year
Interest rate (as a percent)										4.10%												4.10%
China Construction Bank Corporation
Short-term debt
Amount borrowed				¥ 25,000,000												$ 3,589,582
Term of the debt				1 year
Interest rate (as a percent)				3.65%												3.65%
China Everbright Bank Corporation [Member]
Short-term debt
Amount borrowed		¥ 10,000,000